Derivative Liabilities (Details) (USD $)				6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Nov. 30, 2012	Jun. 30, 2013 Warrant [Member]	Jun. 30, 2013 Warrant [Member] Maximum [Member]	Jun. 30, 2013 Warrant [Member] Minimum [Member]
Summary of weighted-average assumptions of fair value calculations for warrants granted and subsequent revaluation
Expected dividend yield				0.00%
Expected stock price volatility					97.00%	96.00%
Risk-free interest rate					1.41%	0.84%
Expected life of warrants					5 years	4 years 10 months 24 days
Number of warrants			172,500	640,351
Fair value of warrants	$ 317,614	$ 0		$ 317,614